Net Investment Income - Summary of Net Investment Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Dividend income	¥ 104,761	¥ 95,290	¥ 74,109
Total net investment income	15,611	65,744	153,820
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) from disposal of debt instruments	¥ (89,150)	¥ (29,546)	¥ 79,711